Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€) item
Financial instruments
Financial assets	€ 5,796,379	€ 5,895,760
Equity investments
Financial instruments
Financial assets	187,600	153,182
FVOCI - Assets
Financial instruments
Financial assets	436,645	412,184
FVOCI - Assets | Equity investments
Financial instruments
Amount of gains transferred from OCI to retained earnings	0	129
Dividends recognized	65	0
Financial assets	€ 66,787	€ 71,110
FVOCI - Assets | Non-listed equity investments
Financial instruments
Number of equity investments | item	11	11
Financial assets	€ 66,787	€ 71,110
FVOCI - Assets | Listed equity investments
Financial instruments
Number of equity investments | item	0	0